Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Jun. 30, 2019
Registrant Name	FQF Trust
Entity Central Index Key	0001479599
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Oct. 28, 2019
Document Effective Date	Nov. 01, 2019
Prospectus Date	Nov. 01, 2019
AGF Global Sustainable Growth Equity Fund | Class R6
Prospectus:
Trading Symbol	AGPRX
AGF Global Sustainable Growth Equity Fund | Class I
Prospectus:
Trading Symbol	AGPIX